Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Options Outstanding Number of Shares
Beginning Balance	814,870
Granted	219,113
Vested	(290,600)
Forfeited	(41,959)
Ending Balance	701,424
Weighted Average Exercise Price
Beginning balance	$ 54.37
Granted	85.98
Vested	44.61
Forfeited	59.31
Ending balance	67.99
Weighted Average Fair Value
Beginning Balance	16.55
Granted	25.06	$ 20.10
Vested	14.40
Forfeited	17.87
Ending Balance	$ 20.02